Net income from financial instruments measured at fair value through profit and loss - Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 10,469	$ 7,744	$ 9,582
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		(3,394)	4,053	2,081
Changes in fair value of designated debt and related derivatives	[1]	(77)	(182)	231
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		226	798	455
Net income/expense from financial instruments measured at fair value through profit and loss		7,224	12,413	12,349
Liabilities to customers under investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		326	(81)	(400)
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of designated debt and related derivatives		(7,086)	(2,811)	2,619
Other changes in fair value
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of designated debt and related derivatives		7,009	2,629	(2,388)
Trading securities
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		2,576	6,668	11,074
Other instruments managed on a fair value basis
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		7,893	1,076	(1,492)
Financial assets held to meet liabilities under insurance and investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		$ (3,720)	$ 4,134	$ 2,481

[1]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.